Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 25,187
Due from one year to five years	137,780
Due from five years to ten years	2,468,083
Due after ten years	1,499,401
Held-to-maturity debt securities, Amortized cost	4,130,451	¥ 2,706,982
Held-to-maturity debt securities, Fair value:
Due in one year or less	25,241
Due from one year to five years	140,262
Due from five years to ten years	2,507,463
Due after ten years	1,511,173
Held-to-maturity debt securities, Fair value	4,184,139	¥ 2,735,127
Available-for-sale debt securities, Fair value:
Due in one year or less	14,173,612
Due from one year to five years	16,399,270
Due from five years to ten years	5,759,048
Due after ten years	4,773,898
Available-for-sale debt securities, Fair value	¥ 41,105,828